Warrants (Details 1) (Warrant [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Exercise Price		$ 0.01
Expected Term		2 years 6 months
Lower Range
Exercise Price	$ 0.01
Stock Price	$ 0.26	$ 0.00
Volatility	153.81%	127.50%
Risk-free interest rate	0.20%	0.26%
Expected Term	1 year 6 months
Upper Range
Exercise Price	$ 0.75
Stock Price	$ 1.37	$ 0.72
Volatility	205.42%	159.80%
Risk-free interest rate	1.78%	0.34%
Expected Term	5 years